Cover	Oct. 15, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 15, 2026
Current Fiscal Year End Date	--09-30
Entity File Number	000-50098
Entity Registrant Name	PUBLIC CO MANAGEMENT CORP
Entity Central Index Key	0001141964
Entity Tax Identification Number	88-0493734
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	9340 Wilshire Boulevard
Entity Address, Address Line Two	Suite 203
Entity Address, City or Town	Beverly Hills
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90212
City Area Code	310
Local Phone Number	862 1957
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	PCMC
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Not applicable